UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 50549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24F-2


1.   Name and address of issuer:
          GUGGENHEIM DEFINED PORTFOLIOS, SERIES 943
          2455 Corporate West Drive
          Lisle, IL 60532


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ____

     Diversified Income Wave Portfolio, Series 35


3.   Investment Company Act File Number:     811-03763

     Securities Act File Number:  333-182840


4.   (a). Last day of fiscal year for which this Form is filed:
          August 31, 2013


4.   (b). ___  Check box if this Form is being filed late (i.e., more than
               90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If this form is being filed late, interest must be paid on the registration fee due.


4.   (c). _X__  Check box if this is the last time the issuer will be
	       filing this form.


5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):	$18,614,660.95
							--------------


    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:		$3,052,647.13
							--------------


   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995 that
          were not previously used to reduce registration
          fees payable to the Commission:          	$0
							--------------


    (iv)  Total available redemption credits [add Items
          5(ii) and 5(iii):
    		 			  		$3,052,647.13
							--------------


     (v)  Net sales - if Item 5(i) is greater than Item
          5(iv)[subtract Item 5(iv) from Item 5(i)]:
     					  		$15,562,013.82
							---------------


    (vi)  Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5 (i)]:	$0
							--------------


   (vii)  Multiplier for determining registration fee
          (See Instruction C.9):
     					  	 	x  0.0001288
							------------


  (viii)  Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):
    				             		$2,004.39
							--------------


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______.


7.   Interest due - if this Form is being filed more than 90
     day after the end of the issuer's fiscal year (see
     Instruction D):					$0.00
							--------------



8.   Total amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:		$2,004.39
     							--------------



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               ___  Wire Transfer
               ___  Mail or other means



                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/  Dominick Cogliandro
                            		---------------------------------

                             Dominick Cogliandro, Chief Operating Officer


Date:      October 30, 2013
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